Law Department
The Lincoln National Life Insurance Company
350 Church Street
Hartford, CT 06103

Scott C. Durocher
Counsel
Phone: 860-466-1222
Scott.Durocher@LFG.com

VIA EDGAR

September 1, 2011

Securities and Exchange Commission
100 F Street NE
Washington, D.C.  20549

Re:       Pre-Effective Amendment No. 1 to the Registration Statement
on Form N-4 for Lincoln Life Variable Annuity Account N
The Lincoln National Life Insurance Company
Lincoln ChoicePlusSM Fusion
File Nos. 811-08517; 333-174367

Commissioners:

On behalf of The Lincoln National Life Insurance Company (the “Company”) and Lincoln Life Variable Annuity Account N (the “Account”), transmitted herewith for filing is Pre-Effective Amendment No. 1 (the “Amendment”) to the Registration Statement on Form N-4 (the “Registration Statement”) under the Securities Act of 1933, as amended, for certain flexible premium variable annuity contracts (the “Contracts”) that the Company proposes to issue through the Account.  The Amendment is marked to show changes from the initial Registration Statement (filed May 20, 2011).

The Amendment reflects changes made in response to SEC Staff comments, non-material changes made to update the registration statement, and also includes up-to-date financial statements and exhibits.

Any questions or comments regarding this filing should be directed to me at the number listed above.

Sincerely,

/s/ Scott C. Durocher

Scott C. Durocher
Counsel